Revenues (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of geographical areas [line items]
Revenue	₪ 18,034	$ 4,812	₪ 1,668	₪ 292
United states and Canada [Member]
Disclosure of geographical areas [line items]
Revenue	17,511		802
Europe [Member]
Disclosure of geographical areas [line items]
Revenue	₪ 523		₪ 866